Profit before tax (Tables)	12 Months Ended
Jun. 30, 2020
Profit before tax
Schedule of net finance income

(i)    Net finance income

	2018	2019	2020
	RMB	RMB	RMB
Interest income	11,715	24,470	24,833
Others	(324)	465	287
Finance income	11,391	24,935	25,120
Interest on lease liabilities (Note 12(b))	—	—	(4,363)
Finance costs	—	—	(4,363)
Net finance income	11,391	24,935	20,757

Disclosure of expenses by nature

(ii)   Expenses by nature

	2018	2019	2020
	RMB	RMB	RMB
Employee benefit expenses (Note 7)	441,136	597,623	581,506
Students related cost	147,571	199,478	204,217
Transportation	36,110	49,137	28,933
Marketing and promotion	24,019	24,490	26,395
Depreciation of owned property and equipment (Note 11)	113,128	132,026	132,654
Depreciation of right-of-use assets (Note 12(a))	—	—	30,485
Utilities	26,100	26,162	21,797
Amortization of intangible assets (Note 13)	446	1,494	2,694
Operating lease charges	33,290	35,639	—
Others	70,787	58,518	58,929
Total cost of revenue, selling expenses and administrative expenses	892,587	1,124,567	1,087,610